RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jul. 27, 2020
Restructuring support fees paid	$ 3,113,364
Lynch [Member]
Stock option received	124,868
Bossidy [Member]
Stock option received	124,868
Other [Member]
Due to other related party	$ 1,476,921
Due to related party		$ 1,476,221
FundLP [Member]
Due from related party		1,289,513
Due to related party		1,986,697
Fund LP II [Member]
Due from related party		1,820,204
Due to related party		$ 1,093,896